Cover	Oct. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2025
Entity File Number	001-34260
Entity Registrant Name	Enlightify Inc.
Entity Central Index Key	0000857949
Entity Tax Identification Number	36-3526027
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Block A.
Entity Address, Address Line Two	No.181 South Taibai Road
Entity Address, Address Line Three	Xi’an
Entity Address, City or Town	Shaanxi Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	710065
Local Phone Number	+86-29-88266368
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ENFY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false